Investment in joint ventures - Detail movement (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments in joint ventures
Carrying value beginning balance	€ 0	€ 0
Share in loss of joint venture (equity method)			€ 39
Carrying value ending balance	0	0	0
Detail movement
Investments in joint ventures
Carrying value beginning balance	0	0	39
Additional investment	0	0	0
Transfer from receivables			0
Share in loss of joint venture (equity method)			(39)
Gain from remeasurement previously held equity method investment at fair value			770
Accounted for as Business Combination			(770)
Carrying value ending balance	€ 0	€ 0	€ 0